Valuation and Qualifying Accounts (Tables)	12 Months Ended
Sep. 30, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts Disclosure Table Text Block

	Accounts Receivable Allowances	Valuation Allowances on Net Deferred Tax Assets
Balance as of September 30, 2021	$20,065	$65,550
Charged to costs and expenses	8,263	3,840
Charged to other accounts	(424)	584(1)
Deductions	(11,277)(3)	(13,106)(2)
Balance as of September 30, 2022	16,627	56,868
Charged to costs and expenses	6,876	7,144
Charged to other accounts	(937)	7,449(1)
Deductions	(2,765)(5)	(5,296)(4)
Balance as of September 30, 2023	19,801	66,165
Charged to costs and expenses	23,698	10,668
Charged to other accounts	(396)	-
Deductions	(10,465)(7)	(15,320)(6)
Balance as of September 30, 2024	$32,638	$61,513

(1)
Includes valuation allowances on deferred tax assets incurred in connection with an acquisition.
(2)
$4,684 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(3)
$6,361 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
(4)
$1,176 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(5)
$2,126 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
(6)
$6,034 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(7)
$4,930 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.